Stock-based compensation (Tables)	12 Months Ended
Jan. 28, 2012
Weighted Average Valuation Assumptions

approved in the near future. The following are the weighted-average assumptions used:

	Fiscal years ended
	January 28, 2012	January 29, 2011	January 30, 2010

Volatility	50.0%	50.0%	55.0%
Risk-free interest rate	3.1%	2.6%	3.5%
Expected term	5.1 years	5.1 years	5.1 years
Dividend Yield	—	—	—
Weighted-average grant-date fair value per option:
Service-based	$27.62	$28.77	$13.20

Summary of Service Based Option Activity

A summary of service-based option activity under the 2010 Incentive Plan and Management Equity Plan during fiscals 2011, 2010 and 2009 is presented below:

	Fiscal years ended
	January 28, 2012		January 29, 2011		January 30, 2010
	Shares	Weighted- average exercise price	Shares	Weighted- average exercise price	Shares	Weighted- average exercise price

Outstanding at beginning of fiscal year	3,389,768	$26.90	3,748,507	$26.29	1,496,958	$23.44
Granted	726,331	60.00	48,357	61.00	406,071	27.12
Exercised	(100,650)	25.12	(252,590)	22.79	(203,687)	26.67
Forfeited/Canceled	(119,673)	39.38	(154,506)	29.43	(159,864)	27.00
Conversion from Performance-Based	—	—	—	—	2,209,029	28.15

Outstanding at end of fiscal year	3,895,776	$32.73	3,389,768	$26.90	3,748,507	$26.29

	Options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate intrinsic value (in millions)

Vested or expected to vest at January 28, 2012	3,790,720	$31.98	5.1	$74.7
Exercisable at January 28, 2012	2,843,656	$25.99	4.0	$68.3

Summary of Nonvested Restricted Share and Restricted Unit Activity

A summary of nonvested restricted share and restricted unit activity under the 2010 Incentive Plan during fiscal 2011 is presented below:

	Fiscal year ended		Fiscal year ended
	January 28, 2012		January 28, 2012
	Common shares	Weighted- average grant-date fair value	Units	Weighted- average grant-date fair value

Nonvested shares / Outstanding units at beginning of fiscal year	—	$—	—	$—
Granted	111,439	60.00	32,217	60.00
Shares vested / Units converted	(447)	60.00	—	—
Forfeited	(5,278)	60.00	(1,413)	60.00

Nonvested shares / Outstanding units at end of fiscal year	105,714	$60.00	30,804	$60.00

	Units	Weighted- average remaining contractual term (years)

Vested or expected to vest at January 28, 2012	25,393	9.3
Convertible at January 28, 2012	—	—

Summary of Performance Based Share and Unit Activity

A summary of performance-based share and unit activity under the 2010 Incentive Plan during fiscal 2011 is presented below:

	Fiscal year ended		Fiscal year ended
	January 28, 2012		January 28, 2012
	Common shares	Weighted- average grant-date fair value	Units	Weighted- average grant-date fair value

Nonvested shares / Outstanding units at beginning of fiscal year	—	$—	—	$—
Granted	95,197	60.00	25,863	60.00
Shares vested / Units converted	—	—	—	—
Forfeited	(5,362)	60.00	—	—

Nonvested shares / Outstanding units at end of fiscal year	89,835	$60.00	25,863	$60.00

Summary of Stock Based Compensation Expense Recognized in Selling, General and Administration and the Tax Benefit Recognized in Income Tax (Benefit) Expense

The amount of stock-based compensation expense recognized in SG&A and the tax benefit recognized in Income tax (benefit) expense in fiscals 2011, 2010 and 2009 was as follows:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

SG&A	$10	$10	$4
Total recognized tax benefit	4	4	2